Loans and other receivables from credit institutions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Loans and other receivables from credit institutions

5.	Loans and other receivables from credit institutions

The breakdown, by classification, type, and currency, of the balances under the "Loans and other funds with credit institutions" line item in the consolidated balance sheets is as follows:

Thousand of Reais	2025	2024

Classification:
Financial assets measured at amortized cost	35,947,923	30,177,627
Comprising:
Loans and other receivables from credit institutions at amortized cost	35,948,849	30,179,048
Provision for impairment losses (note 9.c)	(926)	(1,421)
Loans and other receivables from credit institutions, net	35,947,923	30,177,627
Loans and other receivables from credit institutions, gross	35,948,849	30,179,048

Type:
Time deposit investments	8,771,667	14,667,515
Repurchase agreements (1)	16,082,817	3,032,113
Judicial deposits	11,018,649	12,356,984
Other accounts	75,716	122,436
Total	35,948,849	30,179,048
(1) Secured by debt instruments

Thousand of Reais	2025	2024

Currency:
Brazilian Real	34,750,166	27,299,731
U.S. Dollar	243,366	2,235,826
Euro	955,317	643,491
Total	35,948,849	30,179,048

Note 43-d provides details on the residual maturity periods of financial assets measured at amortized cost.